Equity (Details) - AUD ($)	Dec. 31, 2020	Jun. 30, 2020
Equity [Abstract]
Ordinary shares - fully paid	$ 194,893,304	$ 160,703,754
Ordinary shares - fully paid, shares	2,030,949,978	1,037,358,032